                                          OppenheimerFunds, Inc.
                                        Two World Financial Center
                                      225 Liberty Street, 11th Floor
                                      New York, New York 10281-1008

                                                            December 17, 2007

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:      Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
               Reg. No. 333-146105; File No. 811-22120

To the Securities and Exchange Commission:

     On behalf of Oppenheimer  Portfolio  Series Fixed Income Active  Allocation
Fund (the  "Fund"),  transmitted  herewith  for filing with the  Securities  and
Exchange  Commission  (the  "Commission")  under the  Securities Act of 1933, as amended  (the  "Securities  Act") and the  Investment  Company  Act of 1940,  as
amended (the "Investment Company Act"), Amendment No. 2 (the "Amendment") to the
Fund's Registration Statement on Form N-1A (the "Registration  Statement") filed on September 14, 2007 and amended on November 23, 2007 ("Amendment No. 1").

     This Amendment is being made to respond to comments from the Securities and
Exchange Commission,  as well as other non-material changes.  Enclosed with this filing,  under separate letter, is a request that the Registration  Statement be declared effective on December 17, 2007.

     We would be pleased to provide you with any additional  information you may require  or with  copies of any of the  materials  referred  to above.  We would appreciate  any  further  comments  the  Commission  Staff  may  have as soon as possible.  Please direct any communications  relating to this filing to Nancy S.
Vann, Esq. at  OppenheimerFunds,  Inc., Two World Financial Center,  225 Liberty
Street, New York, New York 10281, (212) 323-5089.

                                                     Very truly yours,

                                                     /s/Nancy S. Vann
                                                     Nancy S. Vann
                                                     Vice President and Associate Counsel

cc:    Vincent DiStefano, Esq.
       Allan Adams, Esq.
       Deloitte & Touche LLP
       Gloria LaFond
       Nancy S. Vann